United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-2125

EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA  50266-
5997
(Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2006

Date of reporting period:     April 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedules of Investments.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
April 30, 2006
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (89.38%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.42%)
  Jones Apparel Group, Inc.                                                     10,100    $    346,935

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.73%)
  Ryder System, Inc.                                                            11,500         599,725

  BUSINESS SERVICES (5.03%)
  Affiliated Computer Services, Inc.-Class A                                    15,350<F1>     855,916
  CA, Inc.                                                                      22,562         572,172
  Compuware Corp.                                                               29,950<F1>     230,016
  Electronic Data Systems Corp.                                                  8,755         237,085
  First Data Corp.                                                               5,130         244,650
  Microsoft Corp.                                                               47,253       1,141,160
  Oracle Corp.                                                                  17,300<F1>     252,407
  Symantec Corp.                                                                35,583<F1>     582,850
                                                                                            ----------
                                                                                             4,116,256
  CHEMICALS AND ALLIED PRODUCTS (12.26%)
  Abbott Laboratories                                                           12,450         532,113
  Biogen Idec, Inc.                                                              6,200<F1>     278,070
  Bristol-Myers Squibb Co.                                                      18,040         457,855
  Colgate-Palmolive Co.                                                          4,575         270,474
  E.I. du Pont de Nemours & Co.                                                 17,765         783,437
  GlaxoSmithKline PLC                                                            7,675         436,554
  Johnson & Johnson                                                             18,984       1,112,652
  KV Pharmaceutical Co.-Class A                                                 15,150<F1>     326,937
  Merck & Co., Inc.                                                             14,469         498,023
  Mylan Laboratories, Inc.                                                      12,000         262,080
  Olin Corp.                                                                     9,600         197,280
  Perrigo Co.                                                                   29,115         464,675
  Pfizer, Inc.                                                                  59,434       1,505,463
  Schering-Plough Corp.                                                         19,940         385,241
  Sensient Technologies Corp.                                                   39,101         803,526
  SurModics, Inc.                                                                4,921<F1>     174,991
  Taro Pharmaceutical Industries, Ltd.                                           9,750<F1>     126,750
  Teva Pharmaceutical Industries, Ltd.                                          23,334         945,027
  Wyeth                                                                          9,830         478,426
                                                                                            ----------
                                                                                            10,039,574
  COMMUNICATIONS (2.55%)
  Alltel Corp.                                                                   6,400         411,968
  Comcast Corp.-Class A                                                         16,825<F1>     520,734
  Sprint Nextel Corp.                                                           30,673         760,690
  Verizon Communications, Inc.                                                  12,000         396,360
                                                                                            ----------
                                                                                             2,089,752
  DEPOSITORY INSTITUTIONS (8.48%)
  AmSouth Bancorp.                                                              16,260         470,564
  Bank of America Corp.                                                         22,899         869,207
  Bank of New York Co., Inc.                                                     4,900         804,900
  BOK Financial Corp.                                                           17,412         238,532
  Citigroup, Inc.                                                               30,349       1,515,933
  National City Corp.                                                           10,030         370,107
  New York Community Bancorp., Inc.                                             29,770         512,342
  U. S. Bancorp.                                                                26,707         839,668
  Wachovia Corp.                                                                11,922         713,532
  Wilmington Trust Corp.                                                        13,700         606,910
                                                                                            ----------
                                                                                             6,941,695
  EATING AND DRINKING PLACES (0.44%)
  Wendy's International, Inc.                                                    5,850         361,413

  ELECTRIC, GAS AND SANITARY SERVICES (2.62%)
  Alliant Energy Corp.                                                          13,505         431,620
  Atmos Energy Corp.                                                            15,103         400,834
  CMS Energy Corp.                                                              31,400<F1>     418,248
  Pepco Holdings, Inc.                                                          19,900         459,292
  Xcel Energy, Inc.                                                             23,065         434,545
                                                                                            ----------
                                                                                             2,144,539
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.53%)
  Adaptec, Inc.                                                                 57,700<F1>     319,081
  ADC Telecommunications, Inc.                                                  25,651<F1>     574,326
  Cisco Systems, Inc.                                                           42,500<F1>     890,375
  ECI Telecom, Ltd.                                                             20,000<F1>     213,600
  Emerson Electric Co.                                                           2,900         246,355
  General Electric Co.                                                          42,190       1,459,352
  Helen of Troy, Ltd.                                                           12,088<F1>     249,738
  Intel Corp.                                                                   25,100         501,498
  JDS Uniphase Corp.                                                            21,600<F1>      75,384
                                                                                            ----------
                                                                                             4,529,709
  FOOD AND KINDRED PRODUCTS (3.14%)
  Anheuser-Busch Cos., Inc.                                                      8,955         399,214
  Coca-Cola Co. (The)                                                           14,510         608,840
  Coca-Cola Enterprises, Inc.                                                   23,540         459,736
  ConAgra Foods, Inc.                                                           19,972         452,965
  General Mills, Inc.                                                            4,000         197,360
  Sara Lee Corp.                                                                25,485         455,417
                                                                                            ----------
                                                                                             2,573,532
  FOOD STORES (0.72%)
  Kroger Co.                                                                    29,178<F1>     591,146

  GENERAL MERCHANDISE STORES (2.56%)
  Federated Department Stores, Inc.                                              4,015         312,568
  Fred's, Inc.                                                                  49,115         696,942
  Target Corp.                                                                   9,200         488,520
  Wal-Mart Stores, Inc.                                                         13,235         595,972
                                                                                            ----------
                                                                                             2,094,002
  HEALTH SERVICES (1.91%)
  Health Management Associates, Inc.                                            17,300         358,283
  Lifepoint Hospitals, Inc.                                                     14,432<F1>     457,494
  Universal Health Services, Inc.-Class B                                       14,725         747,883
                                                                                            ----------
                                                                                             1,563,660
  HOLDING AND OTHER INVESTMENT OFFICES (0.51%)
  Highwoods Properties, Inc.                                                    13,310         419,797

  INDUSTRIAL MACHINERY AND EQUIPMENT (5.32%)
  3M Co.                                                                        10,635         908,548
  Deere & Co.                                                                    5,480         481,034
  EMC Corp.                                                                     32,700<F1>     441,777
  Hewlett-Packard Co.                                                           10,700         347,429
  Ingersoll-Rand Co., Ltd.-Class A                                              28,200       1,233,750
  Solectron Corp.                                                               26,600<F1>     106,400
  SPX Corp.                                                                      8,636         472,821
  Stanley Works (The)                                                            6,900         360,525
                                                                                            ----------
                                                                                             4,352,284
  INSTRUMENTS AND RELATED PRODUCTS (5.57%)
  Agilent Technologies, Inc.                                                    12,000<F1>     461,040
  Becton Dickinson & Co.                                                        18,746       1,181,748
  Biomet, Inc.                                                                   5,630         209,323
  Boston Scientific Corp.                                                        6,610<F1>     153,616
  Fisher Scientific International, Inc.                                          9,072<F1>     640,030
  Medtronic, Inc.                                                               16,660         834,999
  Perkinelmer, Inc.                                                             13,800         295,872
  Stryker Corp.                                                                  9,270         405,563
  Zimmer Holdings, Inc.                                                          5,980<F1>     376,142
                                                                                            ----------
                                                                                             4,558,333
  INSURANCE CARRIERS (4.43%)
  Allstate Corp.                                                                11,580         654,154
  American International Group, Inc.                                            13,040         850,860
  MBIA, Inc.                                                                     9,434         562,549
  MetLife, Inc.                                                                  5,070         264,147
  Protective Life Corp.                                                         11,000         554,400
  Safeco Corp.                                                                   7,260         376,794
  WellPoint, Inc.                                                                5,108<F1>     362,668
                                                                                            ----------
                                                                                             3,625,572
  METAL MINING (2.13%)
  Barrick Gold Corp.                                                            57,092       1,740,164

  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.50%)
  Hasbro, Inc.                                                                  20,600         406,026

  MOTION PICTURES (1.19%)
  News Corp.-Class A                                                            22,810         391,420
  Time Warner, Inc.                                                             33,590         584,466
                                                                                            ----------
                                                                                               975,886
  NONDEPOSITORY INSTITUTIONS (0.72%)
  Federal Home Loan Mortgage Corp.                                               9,600         586,176

  OIL AND GAS EXTRACTION (3.74%)
  Apache Corp.                                                                   7,100         504,455
  BJ Services Co.                                                               12,700         483,235
  Noble Corp.                                                                    5,900         465,746
  Occidental Petroleum Co.                                                       6,565         674,488
  Rowan Cos., Inc.                                                              21,100         935,363
                                                                                            ----------
                                                                                             3,063,287
  PAPER AND ALLIED PRODUCTS (2.62%)
  Abitibi Consolidated, Inc.                                                   143,400         625,224
  Bemis Co., Inc.                                                               14,830         466,552
  Kimberly-Clark Corp.                                                          14,025         820,883
  Sonoco Products Co.                                                            7,300         228,636
                                                                                            ----------
                                                                                             2,141,295
  PETROLEUM AND COAL PRODUCTS (5.88%)
  BP PLC                                                                         7,500         552,900
  Chevron Corp.                                                                 20,000       1,220,400
  ConocoPhillips                                                                45,428       3,039,133
                                                                                            ----------
                                                                                             4,812,433
  PRIMARY METAL INDUSTRIES (1.03%)
  Northwest Pipe Co.                                                            28,485<F1>     840,023

  PRINTING AND PUBLISHING (1.11%)
  Belo Corp.-Series A                                                           18,030         330,490
  R.R. Donnelley & Sons Co.                                                     10,960         369,242
  Tribune Co.                                                                    7,350         211,901
                                                                                            ----------
                                                                                               911,633
  RAILROAD TRANSPORTATION (0.35%)
  Union Pacific Corp.                                                            3,130         285,487

  TOBACCO PRODUCTS (1.13%)
  Altria Group, Inc.                                                            12,695         928,766

  TRANSPORTATION EQUIPMENT (2.93%)
  Federal Signal Corp.                                                          17,200         322,156
  Honeywell International, Inc.                                                 29,800       1,266,500
  ITT Industries, Inc.                                                          14,340         806,338
                                                                                            ----------
                                                                                             2,394,994
  WHOLESALE TRADE - NONDURABLE GOODS (1.75%)
  Dean Foods Co.                                                                10,307<F1>     408,260
  Safeway, Inc.                                                                 25,000         628,250
  SYSCO Corp.                                                                   13,235         395,594
                                                                                            ----------
                                                                                             1,432,104
  MISCELLANEOUS EQUITIES (2.08%)
  H & Q Life Sciences Investors                                                 36,712         609,419
  NASDAQ-100 Trust                                                              26,100       1,092,024
                                                                                            ----------
                                                                                             1,701,443
                                                                                            ----------
Total Common Stocks (Cost $67,934,565)                                                      73,167,641

SHORT-TERM INVESTMENTS (10.87%)
  MONEY MARKET MUTUAL FUND (0.04%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $33,445)                  33,445          33,445

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (2.57%)
    DEPOSITORY INSTITUTIONS (1.34%)
    Citigroup CP, 4.74%, due 05/04/06                                     $  1,100,000       1,100,000

    NONDEPOSITORY INSTITUTIONS (0.37%)
    General Electric Capital Corp., 4.78%, due 05/15/06                        300,000         300,000

    PETROLEUM AND COAL PRODUCTS (0.86%)
    Chevron Corp., 4.73%, due 05/04/06                                         700,000         700,000
                                                                                            ----------
  Total Commercial Paper (Cost $2,100,000)                                                   2,100,000

  UNITED STATES GOVERNMENT AGENCIES (8.26%)
    Federal Home Loan Bank, due 05/01/06                                     1,600,000       1,599,586
    Federal Home Loan Bank, due 05/15/06                                       375,000         374,224
    Federal Home Loan Mortgage Corp., due 05/01/06                             850,000         849,784
    Federal Home Loan Mortgage Corp., due 05/23/06                           2,750,000       2,741,280
    Federal National Mortgage Assoc., due 05/10/06                           1,200,000       1,198,303
                                                                                            ----------
  Total United States Government Agencies (Cost $6,763,177)                                  6,763,177
                                                                                            ----------
Total Short-Term Investments (Cost $8,896,622)                                               8,896,622
                                                                                            ----------
Total Investments (Cost $76,831,187) (100.25%)                                              82,064,263

OTHER ASSETS LESS LIABILITIES (-0.25%)
  Cash, receivables, prepaid expense and other assets, less liabilities                      (205,758)
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 81,858,505
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 12,149,036
  Unrealized Depreciation                                                  (7,762,161)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 4,386,875

Cost for federal income tax purposes                                      $ 77,677,388

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
April 30, 2006
(Unaudited)
                                                                                  Shares
                                                                                   Held            Value
                                                                                 ----------      ----------
PREFERRED STOCKS (3.12%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)                         9,000    $    451,688
                                                                                Principal
                                                                                  Amount
                                                                                 ----------
CORPORATE BONDS (42.69%)
  DEPOSITORY INSTITUTIONS (3.69%)
  Huntington National Bank, 5.50%, due 02/15/16                                $    300,000         289,722
  Washington Mutual Bank, 5.65%, due 08/15/14                                       250,000         244,120
                                                                                                 ----------
                                                                                                    533,842
  ELECTRIC, GAS AND SANITARY SERVICES (10.79%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                 600,000<F1>     653,628
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                      366,000         374,799
  PacifiCorp, 6.90%, due 11/15/11                                                   500,000         531,640
                                                                                                 ----------
                                                                                                  1,560,067
  FOOD STORES (1.09%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                      150,000         159,000

  FOOD AND KINDRED PRODUCTS (1.32%)
  Diageo Capital PLC, 4.375%, due 05/03/10                                          200,000         191,666

  HOLDING AND OTHER INVESTMENT OFFICES (4.84%)
  Security Capital Pacific, 7.20%, due 03/01/13                                     225,000         239,274
  Washington REIT, 6.898%, due 02/15/18                                             450,000         460,850
                                                                                                 ----------
                                                                                                    700,124
  INSURANCE CARRIERS (2.45%)
  SunAmerica, Inc., 8.125%, due 04/28/23                                            300,000         353,784

  OIL AND GAS EXTRACTION (1.79%)
  Burlington Resources, Inc., 9.125%, due 10/01/21                                  200,000         258,864

  SECURITY AND COMMODITY BROKERS (6.33%)
  Goldman Sachs Group, Inc., 5.125%, due 01/15/15                                   300,000         284,058
  Morgan Stanley-Series MTNC, 5.125%, due 02/11/19                                  700,000         631,309
                                                                                                 ----------
                                                                                                    915,367
  TOBACCO PRODUCTS (5.41%)
  UST, Inc., 7.25%, due 06/01/09                                                    750,000         781,987

  TRANSPORTATION - BY AIR (3.90%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                  562,019         563,396

  TRANSPORTATION EQUIPMENT (1.08%)
  Ford Motor Co., 9.215%, due 09/15/21                                              200,000         156,000
                                                                                                 ----------
Total Corporate Bonds (Cost $6,096,798)                                                           6,174,097

MORTGAGE-BACKED SECURITIES (39.33%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.83)
  Pool #3023, 5.50%, due 08/01/35                                                   186,618         182,807
  Pool #3051, 5.50%, due 10/01/25                                                   400,000         371,296
                                                                                                 ----------
                                                                                                    554,103
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (35.50%)
  Pool # 1512, 7.50%, due 12/01/23                                                   53,165          55,386
  Pool # 2588, 5.50%, due 05/01/28                                                   81,382          79,724
  Pool # 2631, 7.00%, due 08/01/28                                                   22,038          22,651
  Pool # 2658, 6.50%, due 10/01/28                                                   59,370          60,670
  Pool # 2698, 5.50%, due 01/01/29                                                   86,433          84,641
  Pool # 2701, 6.50%, due 01/01/29                                                   63,634          65,021
  Pool # 2796, 7.00%, due 08/01/29                                                   26,164          26,898
  Pool # 3039, 6.50%, due 02/01/31                                                    7,878           8,039
  Pool # 3188, 6.50%, due 02/01/32                                                   85,609          87,327
  Pool # 3239, 6.50%, due 05/01/32                                                   57,437          58,590
  Pool # 3261, 6.50%, due 07/01/32                                                   57,234          58,383
  Pool # 3320, 5.50%, due 12/01/32                                                  530,730         519,221
  Pool # 3333, 5.50%, due 01/01/33                                                  361,079         353,147
  Pool # 3375, 5.50%, due 04/01/33                                                  110,718         108,286
  Pool # 3390, 5.50%, due 05/01/33                                                  517,518         506,150
  Pool # 3403, 5.50%, due 06/01/33                                                  586,130         573,255
  Pool # 3458, 5.00%, due 10/01/33                                                  683,494         652,141
  Pool # 3499, 5.00%, due 01/01/34                                                  357,770         341,560
  Pool # 3556, 5.50%, due 05/01/34                                                  279,988         273,995
  Pool # 3623, 5.00%, due 10/01/34                                                  844,706         806,435
  Pool # 22630, 6.50%, due 08/01/28                                                  29,446          30,091
  Pool # 144332, 9.00%, due 07/01/16                                                  2,823           3,035
  Pool # 643816, 6.00%, due 07/01/25                                                357,902         360,377
                                                                                                 ----------
                                                                                                  5,135,023
                                                                                                 ----------
Total Mortgage-Backed Securities (Cost $5,837,338)                                                5,689,126

UNITED STATES GOVERNMENT AGENCIES (3.27%)
  Government National Mortgage Assoc., 5.50%, 07/01/32 (Cost $484,415)              500,000         472,787

SHORT-TERM INVESTMENTS (13.09%)
  COMMERCIAL PAPER (3.11%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co., 4.82%, due 05/12/06 (Cost $450,000)               450,000         450,000

  UNITED STATES GOVERNMENT AGENCIES (9.84%)
    Federal Home Loan Mortgage Corp., due 05/01/06                                  450,000         449,885
    Federal Home Loan Mortgage Corp., due 05/02/06                                  375,000         374,855
    Federal Home Loan Mortgage Corp., due 05/23/06                                  350,000         348,889
    Federal National Mortgage Assoc., due 05/10/06                                  250,000         249,646
                                                                                                 ----------
Total United States Government Agencies (Cost $1,423,275)                                         1,423,275
                                                                                  Shares
                                                                                   Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (0.14%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $20,261)                       20,261          20,261
                                                                                                 ----------
Total Short-Term Investments (Cost $1,893,536)                                                    1,893,536
                                                                                                 ----------
Total Investments (Cost $14,762,087) (101.50%)                                                   14,681,234

OTHER ASSETS LESS LIABILITIES (-1.50%)
  Cash, receivables, prepaid expense and other assets, less liabilities                           (217,195)
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 14,464,039
                                                                                                 ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 04/30/06, the carrying value of each unit was 108.938, representing $653,628 or 4.52% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $    219,943
  Unrealized Depreciation                                                         (300,796)
                                                                                 ----------
  Net Unrealized Appreciation (Depreciation)                                       (80,853)

Cost for federal income tax purposes                                           $ 14,762,087

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
April 30, 2006
(Unaudited)
                                                                         Shares
                                                                          Held            Value
                                                                        ----------      ----------
PREFERRED STOCKS (2.78%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)                7,000    $    351,313
                                                                        Principal
                                                                         Amount
                                                                        ----------
CORPORATE BONDS (86.03%)
  APPAREL AND ACCESSORY STORES (5.03%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                           $    600,000         634,500

  CHEMICALS AND ALLIED PRODUCTS (8.85%)
  Chemtura Corp., 6.875%, due 06/01/16                                     300,000         302,250
  Lyondell Chemical Co., 9.625%, due 05/01/07                              600,000         621,000
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                               200,000         193,000
                                                                                        ----------
                                                                                         1,116,250
  ELECTRIC, GAS AND SANITARY SERVICES (11.82%)
  ESI Tractebel, 7.99%, due 12/30/11                                       388,000         403,409
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                      250,000         256,053
  Semco Energy, Inc., 7.125%, due 05/15/08                                 600,000         607,500
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                     217,999         224,635
                                                                                        ----------
                                                                                         1,491,597

  HOLDING AND OTHER INVESTMENT OFFICES (24.43%)
  Bradley Operating LP, 7.20%, due 01/15/08                                500,000         512,065
  Federal Realty Investment Trust, 7.48%, due 08/15/26                     600,000         623,048
  First Industrial LP, 7.60%, due 07/15/28                                 300,000         316,008
  HRPT Properties, 6.25%, due 08/15/16                                     425,000         422,939
  Hospitality Properties Trust, 6.75%, due 02/15/13                        225,000         231,298
  iStar Financial, Inc., 7.00%, due 03/15/08                               200,000         206,186
  iStar Financial, Inc.-Series B, 5.70%, due 03/01/14                      421,000         407,200
  Price Development Co., 7.29%, due 03/11/08                               125,000         125,971
  Spieker Properties LP, 7.35%, due 12/01/17                               220,000         236,790
                                                                                        ----------
                                                                                         3,081,505
  INSURANCE CARRIERS (6.49%)
  Markel Capital Trust, 8.71%, due 01/01/46                                500,000         525,025
  PXRE Capital Trust, 8.85%, due 02/01/27                                  350,000         293,125
                                                                                        ----------
                                                                                           818,150
  MOTION PICTURES (1.78%)
  Time Warner, Inc., 8.375%, due 03/15/23                                  200,000         224,402

  PAPER AND ALLIED PRODUCTS (12.70%)
  Bowater, Inc., 9.375%, due 12/15/21                                      400,000         411,000
  Cascades, Inc., 7.25%, due 02/15/13                                      500,000         477,500
  Potlatch Corp., 13.00%, due 12/01/09                                     600,000         713,250
                                                                                        ----------
                                                                                         1,601,750
  TRANSPORTATION - BY AIR (2.73%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                         354,502         344,611

  TRANSPORTATION SERVICES (2.21%)
  Preston Corp., 7.00%, due 05/01/11                                       306,000         279,225

  WATER TRANSPORTATION (7.49%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                    400,000         439,000
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21              500,000<F1>     505,895
                                                                                        ----------
                                                                                           944,895
  WHOLESALE TRADE-NONDURABLE GOODS (2.50%)
  Safeway, Inc., 7.45%, due 09/15/27                                       300,000         315,243
                                                                                        ----------
Total Corporate Bonds (Cost $10,703,081)                                                10,852,128

MORTGAGE-BACKED SECURITIES (4.38%)
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)                           279,927         274,210
  Pool # 3023, 5.50%, due 08/01/35                                         300,000         278,472
  Pool # 3051, 5.50%, due 10/01/25                                                      ----------

Total Mortgage-Backed Securities (Cost $571,811)                                           552,682

SHORT-TERM INVESTMENTS (5.31%)
  COMMERCIAL PAPER (1.59%)
    NONDEPOSITORY INSTITUTIONS
    General Electric Capital Corp., 4.75%, due 05/05/06 (Cost $200,000)    200,000         200,000

  UNITED STATES GOVERNMENT AGENCIES (1.78%)
    Federal Home Loan Bank, due 05/02/06 (Cost $224,913)                   225,000         224,913
                                                                         Shares
                                                                          Held
                                                                        ----------
  MONEY MARKET MUTUAL FUND (1.94%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $244,330)            244,330         244,330
                                                                                        ----------
Total Short-Term Investments (Cost $669,243)                                               669,243
                                                                                        ----------
Total Investments (Cost $12,294,135) (98.50%)                                           12,425,366

OTHER ASSETS LESS LIABILITIES (1.50%)
  Cash, receivables, prepaid expense and other assets, less liabilities                    189,203
                                                                                        ----------
Total Net Assets (100.00%)                                                            $ 12,614,569
                                                                                        ==========

<F1>  Each unit was purchased at 80.500 on 8/26/99. As of 04/30/06, the carrying value of each unit was 101.179, representing $505,895 or 4.01% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                             $    325,317
  Unrealized Depreciation                                                (194,086)
                                                                        ----------
  Net Unrealized Appreciation (Depreciation)                               131,231

Cost for federal income tax purposes                                  $ 12,294,135

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
April 30, 2006
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (66.86%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.42%)
  Jones Apparel Group, Inc.                                                     5,600    $    192,360

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.71%)
  Ryder System, Inc.                                                            6,300         328,545

  BUSINESS SERVICES (0.80%)
  Affiliated Computer Services, Inc.                                            2,125<F1>     118,490
  Electronic Data Systems Corp.                                                 5,000         135,400
  Microsoft Corp.                                                               4,700         113,505
                                                                                           ----------
                                                                                              367,395
  CHEMICALS AND ALLIED PRODUCTS (10.24%)
  Abbot Laboratories                                                           10,400         444,496
  Bristol-Myers Squibb Co.                                                     10,070         255,577
  Colgate-Palmolive Co.                                                         2,535         149,869
  E.I. du Pont de Nemours & Co.                                                 9,905         436,811
  GlaxoSmithKline PLC                                                           4,100         233,208
  Johnson & Johnson                                                            10,578         619,977
  KV Pharmaceutical Co.-Class A                                                 7,050<F1>     152,139
  Merck & Co., Inc.                                                            10,046         345,783
  Mylan Laboratories, Inc.                                                      6,390         139,558
  Olin Corp.                                                                   11,300         232,215
  Pfizer, Inc.                                                                 32,552         824,542
  Schering-Plough Corp.                                                         9,700         187,404
  Sensient Technologies Corp.                                                  22,119         454,545
  Taro Pharmaceutical Industries, Ltd.                                          4,155<F1>      54,015
  Teva Pharmaceutical Industries, Ltd.                                          4,892         198,126
                                                                                           ----------
                                                                                            4,728,265
  COMMUNICATIONS (1.40%)
  Comcast Corp.-Class A                                                         4,802<F1>     148,622
  Sprint Nextel Corp.                                                          11,280         279,744
  Verizon Communications, Inc.                                                  6,600         217,998
                                                                                           ----------
                                                                                              646,364
  DEPOSITORY INSTITUTIONS (7.89%)
  AmSouth Bancorp.                                                             11,510         333,099
  Bank of America Corp.                                                         9,352         466,852
  Bank of New York Co., Inc.                                                    6,783         238,422
  BOK Financial Corp.                                                           2,700         131,436
  Citigroup, Inc.                                                              11,913         595,054
  National City Corp.                                                           5,615         207,193
  New York Community Bancorp., Inc.                                            27,530         473,791
  U. S. Bancorp.                                                               14,712         462,545
  Wachovia Corp.                                                                6,234         373,105
  Wilmington Trust Corp.                                                        8,200         363,260
                                                                                           ----------
                                                                                            3,644,757
  ELECTRIC, GAS AND SANITARY SERVICES (4.93%)
  Alliant Energy Corp.                                                         14,870         475,245
  Atmos Energy Corp.                                                           21,283         564,851
  Pepco Holdings, Inc.                                                         22,400         516,992
  Tortoise Energy Capital Corp.                                                20,941         479,549
  Xcel Energy, Inc.                                                            12,765         240,493
                                                                                           ----------
                                                                                            2,277,130
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.85%)
  Cisco Systems, Inc.                                                          11,600<F1>     243,020
  General Electric Co.                                                         23,835         824,453
  Helen of Troy, Ltd.                                                           6,813<F1>     140,757
  Intel Corp.                                                                   5,300         105,894
                                                                                           ----------
                                                                                            1,314,124
  FOOD AND KINDRED PRODUCTS (1.97%)
  Anheuser-Busch Cos., Inc.                                                     5,260         234,491
  Coca-Cola Co. (The)                                                           5,440         228,262
  ConAgra Foods, Inc.                                                          11,142         252,701
  Sara Lee Corp.                                                               10,920         195,140
                                                                                           ----------
                                                                                              910,594
  FOOD STORES (0.72%)
  Kroger Co.                                                                   16,404<F1>     332,345

  GENERAL MERCHANDISE STORES (1.58%)
  Federated Department Stores, Inc.                                             2,246         174,851
  Fred's, Inc.                                                                 15,550         220,655
  Wal-Mart Stores, Inc.                                                         7,415         333,897
                                                                                           ----------
                                                                                              729,403
  HEALTH SERVICES (1.29%)
  Health Management Associates, Inc.                                            9,600         198,816
  Lifepoint Hospitals, Inc.                                                     5,555<F1>     176,094
  Universal Health Services, Inc.-Class B                                       4,320         219,413
                                                                                           ----------
                                                                                              594,323
  HOLDING AND OTHER INVESTMENT OFFICES (0.50%)
  Highwoods Properties, Inc.                                                    7,290         229,927

  INDUSTRIAL MACHINERY AND EQUIPMENT (4.18%)
  3M Co.                                                                        5,980         510,871
  Hewlett-Packard Co.                                                           5,200         168,844
  Ingersoll-Rand Co., Ltd.-Class A                                             12,556         549,325
  SPX Corp.                                                                     4,867         266,468
  Stanley Works (The)                                                           8,300         433,675
                                                                                           ----------
                                                                                            1,929,183
  INSTRUMENTS AND RELATED PRODUCTS (2.73%)
  Becton Dickinson & Co.                                                        8,337         525,564
  Biomet, Inc.                                                                  3,140         116,745
  Fisher Scientific International, Inc.                                         2,576<F1>     181,737
  Stryker Corp.                                                                 5,195         227,281
  Zimmer Holdings, Inc.                                                         3,340<F1>     210,086
                                                                                           ----------
                                                                                            1,261,413
  INSURANCE CARRIERS (3.32%)
  Allstate Corp.                                                                6,235         352,215
  American International Group, Inc.                                            3,710         242,077
  MBIA, Inc.                                                                    3,124         186,284
  MetLife, Inc.                                                                 2,800         145,880
  Protective Life Corp.                                                         3,400         171,360
  Safeco Corp.                                                                  4,305         223,429
  WellPoint, Inc.                                                               2,997<F1>     212,787
                                                                                           ----------
                                                                                            1,534,032
  METAL MINING (3.42%)
  Barrick Gold Corp.                                                           51,824       1,579,596

  OIL AND GAS EXTRACTION (3.05%)
  Apache Corp.                                                                  3,900         277,095
  Occidental Petroleum Co.                                                      7,115         730,995
  Rowan Cos., Inc.                                                              9,000         398,970
                                                                                           ----------
                                                                                            1,407,060
  PAPER AND ALLIED PRODUCTS (3.22%)
  Abitibi Consolidated, Inc.                                                   99,700         434,692
  Bemis Co., Inc.                                                              12,195         383,655
  Kimberly-Clark Corp.                                                          7,875         460,924
  Sonoco Products Co.                                                           6,600         206,712
                                                                                           ----------
                                                                                            1,485,983
  PETROLEUM AND COAL PRODUCTS (4.29%)
  BP PLC                                                                        4,400         324,368
  ConocoPhillips                                                               24,725       1,654,103
                                                                                           ----------
                                                                                            1,978,471
  PRIMARY METAL INDUSTRIES (0.06%)
  Wolverine Tube, Inc.                                                          8,250<F1>      26,648

  PRINTING AND PUBLISHING (1.09%)
  Belo Corp.-Series A                                                           9,765         178,992
  R.R. Donnelley & Sons Co.                                                     6,065         204,330
  Tribune Co.                                                                   4,100         118,203
                                                                                           ----------
                                                                                              501,525
  RAILROAD TRANSPORTATION (0.34%)
  Union Pacific Corp.                                                           1,725         157,337

  TOBACCO PRODUCTS (0.91%)
  Altria Group, Inc.                                                            5,750         420,670

  TRANSPORTATION EQUIPMENT (3.22%)
  Federal Signal Corp.                                                         21,000         393,330
  Honeywell International, Inc.                                                16,100         684,250
  ITT Industries, Inc.                                                          7,280         409,354
                                                                                           ----------
                                                                                            1,486,934
  WHOLESALE TRADE - NONDURABLE GOODS (1.73%)
  Dean Foods Co.                                                                5,734<F1>     227,124
  Safeway, Inc.                                                                13,935         350,187
  SYSCO Corp.                                                                   7,485         223,727
                                                                                           ----------
                                                                                              801,038
                                                                                           ----------
Total Common Stocks (Cost $25,001,500)                                                     30,865,422
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (4.15%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $    58,869          60,520
  Pool # 3040, 7.00%, due 02/01/31                                             34,741          35,706
  Pool # 3188, 6.50%, due 02/01/32                                             85,609          87,327
  Pool # 3239, 6.50%, due 05/01/32                                            146,833         149,780
  Pool # 3333, 5.50%, due 01/01/33                                            315,944         309,004
  Pool # 3403, 5.50%, due 06/01/33                                            174,519         170,686
  Pool # 3442, 5.00%, due 09/01/33                                            683,170         651,832
  Pool # 3459, 5.50%, due 10/01/33                                            462,279         452,124
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $1,951,609)                                          1,916,979

UNITED STATES GOVERNMENT AGENCIES (20.88%)
  Federal National Mortgage Assoc., 6.00%, due 11/09/15                       525,000         518,441
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    300,000         288,713
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    400,000         385,837
  Government National Mortgage Assoc., 5.00%, due 05/01/30                    440,000         422,143
  Government National Mortgage Assoc., 5.00%, due 04/01/31                    500,000         479,296
  Government National Mortgage Assoc., 5.00%, due 06/01/31                    700,000         675,520
  Government National Mortgage Assoc., 5.50%, due 07/01/32                  1,250,000       1,181,966
  Government National Mortgage Assoc., 5.50%, due 11/01/32                  1,000,000         971,588
  Government National Mortgage Assoc., 5.50%, due 02/01/33                  1,500,000       1,406,349
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    522,000         485,081
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,128,800       1,078,025
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    330,384         316,559
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    518,447         498,813
  Government National Mortgage Assoc., 5.50%, due 12/01/34                  1,000,000         932,554
                                                                                           ----------
Total United States Government Agencies (Cost $9,927,677)                                   9,640,885

SHORT-TERM INVESTMENTS (10.59%)
  COMMERCIAL PAPER (3.36%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 4.77%, due 05/05/06                       550,000         550,000
    General Electric Capital Corp., 4.88%, due 05/24/06                     1,000,000       1,000,000
                                                                                           ----------
  Total Commercial Paper (Cost $1,550,000)                                                  1,550,000

  UNITED STATES GOVERNMENT AGENCIES (7.08%)
    Federal Home Loan Bank, due 05/12/06                                      500,000         499,160
    Federal Home Loan Bank, due 05/17/06                                      875,000         872,964
    Federal Home Loan Bank, due 05/24/06                                      600,000         598,024
    Federal Home Loan Mortgage Corp., due 05/02/06                          1,000,000         999,617
    Federal Home Loan Mortgage Corp., due 05/10/06                            300,000         299,572
                                                                                           ----------
  Total United States Government Agencies (Cost $3,269,337)                                 3,269,337
                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (0.15%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $67,690)                67,690          67,690
                                                                                           ----------
Total Short-Term Investments (Cost $4,887,027)                                              4,887,027
                                                                                           ----------
Total Investments (Cost $41,767,813) (102.48%)                                             47,310,313

OTHER ASSETS LESS LIABILITIES (-2.48%)
  Cash, receivables, prepaid expense and other assets, less liabilities                   (1,146,386)
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 46,163,927
                                                                                           ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 7,736,231
  Unrealized Depreciation                                                  (1,935,450)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                5,800,781

Cost for federal income tax purposes                                      $41,509,532

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
April 30, 2006
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (97.73%)
  COMMERCIAL PAPER (14.76%)
    NONDEPOSITORY INSTITUTIONS (11.81%)
    American Express Credit Corp., 4.81%, due 06/23/06                 4.806% $    100,000$     100,000
    American General Finance Co., 4.91%, due 06/07/06                  4.913       100,000      100,000
    General Electric Capital Corp., 4.64%, due 05/04/06                4.643       100,000      100,000
    HSBC Finance Corp., 4.84%, due 06/12/06                            4.838       100,000      100,000
                                                                                            -----------
                                                                                                400,000
    INSURANCE CARRIERS (2.95%)
    Prudential Funding LLC, 4.58%, due 5/11/06                         4.582       100,000      100,000
                                                                                             ----------
  Total Commercial Paper (Cost $500,000)                                                        500,000

  UNITED STATES GOVERNMENT AGENCIES (80.03%)
    Federal Farm Credit Bank, due 05/26/06                             4.714       100,000       99,652
    Federal Home Loan Bank, due 05/08/06                               4.721       100,000       99,884
    Federal Home Loan Bank, due 05/19/06                               4.674       100,000       99,745
    Federal Home Loan Bank, due 05/22/06                               4.754       100,000       99,701
    Federal Home Loan Bank, due 05/31/06                               4.706       100,000       99,589
    Federal Home Loan Bank, due 06/02/06                               4.732       100,000       99,561
    Federal Home Loan Bank, due 06/09/06                               4.769       100,000       99,467
    Federal Home Loan Bank, due 06/14/06                               4.831       100,000       99,395
    Federal Home Loan Bank, due 06/21/06                               4.788       100,000       99,309
    Federal Home Loan Bank, due 07/14/06                               4.935       100,000       98,983
    Federal Home Loan Mortgage Corp., due 05/01/06                     4.604       100,000       99,975
    Federal Home Loan Mortgage Corp., due 05/02/06                     4.603       125,000      124,953
    Federal Home Loan Mortgage Corp., due 05/09/06                     4.630       100,000       99,873
    Federal Home Loan Mortgage Corp., due 05/30/06                     4.708       100,000       99,602
    Federal Home Loan Mortgage Corp., due 06/05/06                     4.831       100,000       99,513
    Federal Home Loan Mortgage Corp., due 06/21/06                     4.820       100,000       99,305
    Federal Home Loan Mortgage Corp., due 06/26/06                     4.865       100,000       99,233
    Federal Home Loan Mortgage Corp., due 06/27/06                     4.852       100,000       99,222
    Federal Home Loan Mortgage Corp., due 07/25/06                     4.958       100,000       98,832
    Federal National Mortgage Assoc., due 05/10/06                     4.682       100,000       99,859
    Federal National Mortgage Assoc., due 05/15/06                     4.687       100,000       99,795
    Federal National Mortgage Assoc., due 05/17/06                     4.576       100,000       99,775
    Federal National Mortgage Assoc., due 05/24/06                     4.643       100,000       99,683
    Federal National Mortgage Assoc., due 06/01/06                     4.832       100,000       99,565
    Federal National Mortgage Assoc., due 06/28/06                     4.850       100,000       99,209
    Federal National Mortgage Assoc., due 06/30/06                     4.793       100,000       99,192
    Federal National Mortgage Assoc., due 07/19/06                     4.953       100,000       98,913
                                                                                             ----------
  Total United States Government Agencies (Cost $2,711,785)                                   2,711,785

  UNITED STATES TREASURY OBLIGATIONS (2.94%)
    U.S. Treasury Bill, due 05/25/06 (Cost $99,675)                    4.575       100,000       99,675
                                                                                             ----------
Total Short-Term Investments (Cost $3,311,460)                                                3,311,460

OTHER ASSETS LESS LIABILITIES (2.27%)
  Cash, receivables, prepaid expense and other assets, less liabilities                          76,961
                                                                                             ----------
Total Net Assets (100.00%)                                                                $   3,388,421
                                                                                             ==========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
April 30, 2006
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (98.34%)
  BUSINESS SERVICES (3.66%)
  Microsoft Corp.                                                                   67,268    $  1,624,522
  Oracle Corp.                                                                      37,972<F1>     554,011
                                                                                                ----------
                                                                                                 2,178,533
  CHEMICALS AND ALLIED PRODUCTS (15.33%)
  Abbott Laboratories                                                               18,108         773,936
  Amgen, Inc.                                                                       13,057<F1>     883,959
  Bristol-Myers Squibb Co.                                                          28,139         714,168
  Dow Chemical Co.                                                                   7,703         312,819
  E.I. du Pont de Nemours & Co.                                                     11,533         508,605
  Eli Lilly & Co.                                                                   13,277         702,619
  Johnson & Johnson                                                                 31,491       1,845,687
  Merck & Co., Inc.                                                                 22,555         776,343
  Pfizer, Inc.                                                                      30,795         780,037
  Proctor & Gamble Co.                                                              31,521       1,834,837
                                                                                                ----------
                                                                                                 9,133,010
  COMMUNICATIONS (4.15%)
  AT&T, Inc.                                                                        28,181         738,624
  Comcast Corp.-Class A                                                             16,122<F1>     498,976
  Verizon Communications                                                            26,824         885,997
  Viacom, Inc.-Class B                                                               8,840<F1>     352,097
                                                                                                ----------
                                                                                                 2,475,694
  DEPOSITORY INSTITUTIONS (11.47%)
  Bank of America Corp.                                                             32,742       1,634,481
  Citigroup, Inc.                                                                   31,628       1,579,819
  J. P. Morgan Chase & Co.                                                          33,525       1,521,364
  Wachovia Corp.                                                                    18,626       1,114,766
  Wells Fargo Co.                                                                   14,305         982,610
                                                                                                ----------
                                                                                                 6,833,040
  EATING AND DRINKING PLACES (2.43%)
  McDonald's Corp.                                                                  41,947       1,450,108

  ELECTRIC, GAS AND SANITARY SERVICES (3.48%)
  Dominion Resources, Inc.                                                           8,310         622,170
  Exelon Corp.                                                                      17,623         951,642
  Southern Co.                                                                      15,524         500,339
                                                                                                ----------
                                                                                                 2,074,151
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.69%)
  Cisco Systems, Inc.                                                               41,501<F1>     869,446
  General Electric Co.                                                              51,019       1,764,747
  Intel Corp.                                                                       41,911         837,382
  Motorola, Inc.                                                                    26,550         566,842
  Texas Instruments, Inc.                                                           15,653         543,316
                                                                                                ----------
                                                                                                 4,581,733
  FOOD AND KINDRED PRODUCTS (3.30%)
  Anheuser Busch Cos., Inc.                                                          8,191         365,155
  Coca-Cola Co. (The)                                                               22,794         956,436
  PepsiCo, Inc.                                                                     11,122         647,745
                                                                                                ----------
                                                                                                 1,969,336
  FORESTRY (0.54%)
  Weyerhaeuser Co.                                                                   4,571         322,118

  GENERAL MERCHANDISE STORES (2.31%)
  Wal-Mart Stores, Inc.                                                             30,554       1,375,847

  INDUSTRIAL MACHINERY AND EQUIPMENT (9.52%)
  3M Co.                                                                            12,755       1,089,660
  Applied Materials, Inc.                                                           17,535         314,753
  Caterpillar, Inc.                                                                 20,484       1,551,458
  Dell, Inc.                                                                        23,288<F1>     610,146
  EMC Corp.                                                                         27,751<F1>     374,916
  Hewlett-Packard Co.                                                               26,343         855,357
  International Business Machines Corp.                                             10,627         875,027
                                                                                                ----------
                                                                                                 5,671,317
  INSURANCE CARRIERS (2.97%)
  American International Group, Inc.                                                27,153       1,771,733

  LUMBER AND WOOD PRODUCTS (1.38%)
  Home Depot, Inc.                                                                  20,533         819,883

  MOTION PICTURES (2.22%)
  Disney (Walt) Co.                                                                 26,402         738,200
  Time Warner, Inc.                                                                 33,497         582,848
                                                                                                ----------
                                                                                                 1,321,048
  NONDEPOSITORY INSTITUTIONS (4.40%)
  American Express Co.                                                              39,013       2,099,290
  Federal National Mortgage Assoc.                                                  10,336         523,002
                                                                                                ----------
                                                                                                 2,622,292
  PETROLEUM AND COAL PRODUCTS (8.19%)
  Chevron Corp.                                                                     28,238       1,723,083
  Exxon Mobil Corp.                                                                 50,033       3,156,082
                                                                                                ----------
                                                                                                 4,879,165
  PRIMARY METAL INDUSTRIES (1.25%)
  Alcoa, Inc.                                                                       22,149         748,193

  PRINTING AND PUBLISHING (0.38%)
  CBS Corp.-Class B                                                                  8,840         225,155

  SECURITY AND COMMODITY BROKERS (0.64%)
  Ameriprise Financial, Inc.                                                         7,800         382,512

  TOBACCO PRODUCTS (3.49%)
  Altria Group, Inc.                                                                28,403       2,077,963

  TRANSPORTATION EQUIPMENT (9.54%)
  Boeing Co. (The)                                                                  22,976       1,917,347
  General Motors Corp.                                                              11,959         273,622
  Honeywell International, Inc.                                                     32,037       1,361,572
  United Technologies Corp.                                                         34,005       2,135,854
                                                                                                ----------
                                                                                                 5,688,395
                                                                                                ----------
Total Common Stocks (Cost $39,869,934)                                                          58,601,226

SHORT-TERM INVESTMENTS (1.56%)
  MONEY MARKET MUTUAL FUND (0.03%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $20,904)                     20,904          20,904
                                                                                Principal
                                                                                 Amount
                                                                                ----------
  COMMERCIAL PAPER (0.42%)
          NONDEPOSITORY INSTITUTIONS
          American General Finance Co., 4.80%, due 05/11/06 (Cost $250,000)  $     250,000         250,000

  UNITED STATES GOVERNMENT AGENCIES (1.11%)
          Federal Home Loan Bank, due 05/08/06                                     237,000         236,725
          Federal Home Loan Mortgage Corp., due 05/02/06                           200,000         199,923
          Federal National Mortgage Assoc., due 05/01/06                           225,000         224,942
                                                                                                ----------
  Total United States Government Agencies (Cost $661,590)                                          661,590
                                                                                                ----------
Total Short-Term Investments (Cost $932,494)                                                       932,494
                                                                                                ----------
Total Investments (Cost $40,802,428) (99.90%)                                                   59,533,720

OTHER ASSETS LESS LIABILITIES (0.10%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             57,501
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 59,591,221
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  23,063,703
  Unrealized Depreciation                                                      (4,332,411)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    18,731,292

Cost for federal income tax purposes                                         $  40,802,428

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Series Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     June 20, 2006


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     June 20, 2006